RULE 497(J) CERTIFICATION



Date: July 7, 1998

    Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"), Berger Investment Portfolio
Trust (the "Trust"), on behalf of its series known as the Berger Mid Cap Value Fund (the "Fund"), hereby certifies that:

    (1) the form of Prospectus and Statement of Additional
    Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective
    Amendment No. 16 to the Trust's Registration
    Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Fund; and

    (2) the text of Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on June 16, 1998.


                   BERGER INVESTMENT PORTFOLIO TRUST
                   on behalf of its series known as the
                   Berger Mid Cap Value Fund



                   By: ____________________________
                   Title: Kevin R. Fay, Vice President